SCHEDULE OF REVENUE FROM MAJOR CUSTOMERS (Details) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 11,760,649	$ 4,842,208
HAECO [member]
IfrsStatementLineItems [Line Items]
Revenue	4,725,651	1,842,208
SOAR Equipment Rental Company Limited [member]
IfrsStatementLineItems [Line Items]
Revenue		3,000,000
Macau University of Science and Technology Foundation - University Hospital [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 6,300,000